Financial Assets and Financial Liabilities - Comparison of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 13, 2014
Financial assets at amortized cost
Cash and cash equivalents	$ 52,237,000	$ 53,673,000	$ 60,778,000	$ 46,093,000
Trade receivables	82,071,000	74,077,000
Other receivables	6,192,000	6,868,000
Due from related parties	10,982,000	11,566,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,271,000	4,062,000
Financial assets at amortized cost
Long-term bank deposits	1,879,000	1,246,000
Total	155,632,000	151,492,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	10,131,000	11,356,000
Trade and other payables	27,370,000	16,879,000
Due to related parties	10,620,000	3,284,000
Lease liabilities	551,000	574,000
Financial liabilities at fair value through profit or loss		3,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	3,650,000
Lease liabilities	1,783,000	2,254,000
Total	54,105,000	34,350,000			$ 0
Fair value [Member]
Financial assets at amortized cost
Cash and cash equivalents	52,237,000	53,673,000
Trade receivables	82,071,000	74,077,000
Other receivables	6,192,000	6,868,000
Due from related parties	10,982,000	11,566,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,271,000	4,062,000
Financial assets at amortized cost
Long-term bank deposits	1,879,000	1,246,000
Total	155,632,000	151,492,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	10,131,000	11,356,000
Trade and other payables	27,370,000	16,879,000
Due to related parties	10,620,000	3,284,000
Lease liabilities	551,000	574,000
Financial liabilities at fair value through profit or loss		3,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	3,650,000
Lease liabilities	1,783,000	2,254,000
Total	$ 54,105,000	$ 34,350,000